Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net (loss) income	$ (2,658,158)	$ 284,429	$ (651,138)	$ 11,907,434
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Change in initial value of derivative liabilities	411,910	588,915	538,200	(10,711,300)
Interest expense – debt discount	456,449		112,054
Interest earned on investments held in Trust Account	(357,115)	(2,898,986)
Gain on forgiveness of deferred underwriting fee payable		(273,110)	(273,110)
Change in fair value of forward purchase agreement		(86,369)	(86,369)
Gain on investments held in Trust Account			(3,117,552)	(3,332,546)
Stock compensation expense	1,109,250
Deferred tax (benefit) expense	(4,774)	(156,593)	(146,658)	156,593
Changes in operating assets and liabilities:
Prepaid expenses	21,926	281,046	261,651	509,098
Accounts payable	369,890	(77,780)	(39,524)	94,503
Accrued expenses	(84,311)	449,786	900,093
Accrued expenses – related party				72,253
Due to related party	(58,000)	225,000	300,000
Due from related party	49,972	(891,000)	(195,000)
Due from sponsor	(225,000)
Due to investor	25,000
Income tax payable	(51,387)	203,768	(367,955)	467,991
Franchise tax payable		8,159	(149,041)	8,767
Net cash used in operating activities	(994,348)	(2,342,735)	(2,914,349)	(827,207)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to pay franchise and income taxes	236,505	2,457,248	2,497,248	205,853
Cash withdrawn from Trust Account in connection with redemption	6,071,725	234,830,236	234,830,236
Cash deposited in Trust Account	(1,227,171)	(500,000)
Net cash provided by investing activities	5,081,059	236,787,484	236,767,484	205,853
Cash Flows from Financing Activities:
Contributions from Sponsor		100,000	100,000
Due to related party		420,000	420,000
Due to investors			600,000
Offering costs paid				(85,000)
Proceeds from related party	30,000
Proceeds pursuant to subscription agreement	350,000
Capital contribution from Sponsor	1,158,876
Proceeds from loan payable	108,466
Proceeds from convertible promissory note - related party	35,000
Due to shareholders	(650,402)
Redemption of Class A common stock	(5,421,323)	(234,830,236)	(234,830,236)
Net cash used in financing activities	(4,389,383)	(234,310,236)	(233,710,236)	(85,000)
Net change in cash and restricted cash	(302,672)	134,513	142,899	(706,354)
Cash and restricted cash – beginning of the year	314,482	171,583	171,583	877,937
Cash and restricted cash – end of the year	11,810	306,096	314,482	171,583
Cash	11,810			171,583
Restricted Cash		306,096	314,482
Supplemental Cash Flow Information:
Cash paid for franchise and income taxes	236,505	1,447,889	1,653,743
Supplemental disclosure of noncash activities:
Forgiveness of deferred underwriting fee payable		5,126,890	5,126,890
Fair Value of subscription shares	177,204
Value of excise tax liability	54,214	2,348,302	2,348,302
Increase in Due to Investor		$ 150,000
Capital contribution from Sponsor			$ 1,074,015